Fair Values of Financial Instruments - Schedule of Changes in Fair Value Included in Earnings of Financial Instruments for which Fair Value Option has been Elected (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mortgage Banking [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Income from mortgage banking activities	$ 1,175	$ (10,367)